SHARE BASED PAYMENTS	12 Months Ended
Jun. 30, 2022
Share Based Payments
SHARE BASED PAYMENTS

26. SHARE BASED PAYMENTS

(a) Employee option plan

On December 21, 2020, the Company issued 12,850,000 options with an exercise price of A$0.008 (0.8cents) per option, expiring December 1, 2023 issued under an employee incentive scheme (2020: Nil). The Company, also issued various unlisted options to underwriters and sub-underwriters as a part of capital raising costs in prior year. Please refer to further details on options on Note 23.

There were no new options issued under the Employee Option Plan during the year.

(b) Performance Rights Issuance

After receiving requisite shareholder approval on November 29, 2018, the Company has issued 76,250,000 performance rights to Directors of the Company as follows:

●	7,500,000 Class A Performance Rights, 25,000,000 Class B Performance Rights and 25,000,000 Class C performance Rights to Dr. Paul Kasian
●	3,750,000 Class A Performance Rights to Dr. Lindsay Wakefield
●	6,250,000 Class A Performance Rights to Dr. Jerzy Muchnicki
●	5,000,000 Class A Performance Rights to Mr. Peter Rubinstein
●	3,750,000 Class A Performance Rights to Mr. Xue Lee

In the year ended June 30, 2020, all Performance Rights previously issued to Dr. Paul Kasian and Mr. Xue Lee were forfeited.

After receiving another requisite shareholder approval on December 10, 2020, the Company issued additional 125,000,000 Performance Rights to Directors of the Company as follows:

●	5,000,000 Class A Performance Rights to Dr. Lindsay Wakefield
●	7,500,000 Class A Performance Rights, 25,000,000 Class B Performance Rights and 25,000,000 Class C Performance Rights to Dr. Jerzy Muchnicki
●	7,500,000 Class A Performance Rights, 25,000,000 Class B Performance Rights and 25,000,000 Class C Performance Rights to Mr. Peter Rubinstein
●	5,000,000 Class A Performance Rights to Mr. Nicholas Burrows

In prior year, the Board has approved for the following Performance Rights to be issued to the Chief Executive Officer and Chief Operating Officer:

●	60,000,000 Class D Performance Rights to Mr. Simon Morris
●	3,937,500 Class E Performance Rights to Mr. Stanley Sack

During the year, the Board has approved for the following Performance Rights to be issued to the Key Management Personnel below:

●	40,000,000 Performance Rights to Mr. Michael Tonroe
●	20,000,000 Performance Rights to Mr. Carl Stubbings
●	20,000,000 Performance Rights to Mr. Kevin Camilleri

The Company has accounted for these Performance Rights in accordance with its accounting policy for share-based payment transactions and has recorded A$437,508 (2021: A$622,725) of associated expense in the current reporting period.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (cont.)

26. SHARE BASED PAYMENTS (cont.)

Valuation of Performance Rights

The Performance Rights are not currently quoted on the ASX and as such have no ready market value. The Performance Rights each grant the holder a right of grant of one ordinary Share in the Company upon vesting of the Performance Rights for nil consideration. Accordingly, the Performance Rights may have a present value at the date of their grant. Various factors impact upon the value of Performance Rights including:

●	the period outstanding before the expiry date of the Performance Rights;
●	the underlying price or value of the securities into which they may be converted;
●	the proportion of the issued capital as expanded consequent upon conversion of the Performance Rights into Shares (i.e. whether or not the shares that might be acquired upon exercise of the options represent a controlling or other significant interest); and
●	the value of the shares into which the Performance Rights may be converted.

There are various formulae which can be applied to determining the theoretical value of options (including the formula known as the Black-Scholes Model valuation formula and the Binomial model).

The Company has commissioned an independent valuation of the Performance Rights. The independent valuer has applied the Binomial Model in providing the valuation of the Performance Rights.

Inherent in the application of the Binomial model are a number of inputs, some of which must be assumed. For the Performance Rights issued in the year ended June 2021, the data relied upon in applying the Binomial model was:

a)	exercise price being 0.0 cents per Performance Right for all classes;
b)	VWAP hurdle (10 days consecutive share price hurdle) equaling A$0.012 for Class A and A$0.014 for Class B, and (15 days consecutive share price hurdle) equaling $0.016 for Class D Performance Rights;
c)	sales and market cap hurdles as listed above for Class C and Class E Performance Rights;
d)	the continuously compounded risk free rate being 0.111% for all classes of Performance Rights (calculated with reference to Refinitiv – closing share price as at December 21, 2020, and 3 year Australian Government yield as at December 21, 2020);
e)	the expected option life of 2 years for Class E Performance Rights and 3 years for all other classes of Performance Rights; and
f)	a volatility measure of 158.23%.

For the Performance Rights issued during the current year, the data relied upon in applying the Binomial model was:

a)	exercise price being 0.0 cents per Performance Right for all classes;
b)	VWAP hurdle for key management personnel (15 days consecutive share price hurdle) equaling A$0.016 for Performance Rights;
c)	sales and market cap hurdles as listed above for Performance Rights;
d)	the continuously compounded risk free rate are as per table below (calculated based on yield of Australian government bonds, as at the grant dates for a 2 or 3 year period matching the expected life of Performance Rights);
e)	the expected option life of 3 years for key management personnel and 2 years for others; and
f)	a volatility measure between 149% to 161%.

Performance hurdles

The Directors, being the recipients of the Performance Rights, must remain engaged by the Company at the time of satisfaction of the performance hurdle in order for the relevant Performance Right to vest.

Performance Rights issued during the year ended June 30, 2022

The Performance Rights for key management personnel vest and are exercisable upon the Share price reaching $0.016 while or greater for more than 15-day consecutive ASX trading days.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (cont.)

26. SHARE BASED PAYMENTS (cont.)

Performance Rights issued during the year ended June 30, 2021

The Class A Performance Rights vest and are exercisable upon the Share price reaching $0.012 or greater for more than 10-day consecutive ASX trading days.

The Class B Performance Rights vest and are exercisable upon the Share price reaching $0.014 or greater for more than 10-day consecutive ASX trading days and sales commence on the Consumer Initiated Testing (CIT) platform in either Australia or the United States of America.

The Class C Performance Rights vest and are exercisable upon a minimum of 4,000 tests being processed in any 12-month period or the market cap of the Company reaching $100 million or above and being sustained for more than 10 consecutive ASX trading days, whichever happens sooner.

The Class D Performance Rights vest and are exercisable upon the Share price reaching $0.016 or greater for more than 15-day consecutive ASX trading days.

The Class E Performance Rights vest and are exercisable upon the first commercial sale of the Company’s COVID-19 risk test with IBX (Infinity BioLogix).

Performance Rights issued prior to the year ended June 30, 2021

The Class A Performance Rights vest and are exercisable upon the Share price reaching $0.02 or greater for more than 10 day consecutive ASX trading days.

Performance rights issued during the year

	Number of Performance Rights issued	Valuation (cents)	Total fair value of Performance Rights $	Expense accounted for during the year $
Mr. Michael Tonroe	40,000,000	0.73	291,428	101,043
Mr. Carl Stubbings	20,000,000	0.52	103,104	26,459
Mr. Kevin Camilleri	20,000,000	0.42	83,216	16,719
Others	3,937,500	1.20	47,250	49,073
Total	83,937,500		524,998	193,294

Performance rights issued during prior years, lapse during the year

	Number of Performance Rights issued	Valuation per Class A (cents)	Total fair value of Class A Performance Rights $	Expense accounted for in 2021 $	Expense accounted for during the year $
Dr. Lindsay Wakefield	3,750,000	0.77	28,875	9,625	4,010
Dr. Jerzy Muchnicki	6,250,000	0.77	48,125	16,042	6,684
Mr. Peter Rubinstein	5,000,000	0.77	38,500	12,833	5,347
Total	15,000,000		115,500	38,500	16,041

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (cont.)

26. SHARE BASED PAYMENTS (cont.)

Performance rights issued during prior years, vested during the year (cont.)

	Number of Performance Rights issued	Valuation per Class D (cents)	Total fair value of Class D Performance Rights $	Expense accounted for in 2021 $	Expense accounted for during the year $
Mr Simon Morriss	60,000,000	0.96	574,037	79,727	191,346

	Number of Performance Rights issued	Valuation per Class E (cents)	Total fair value of Class E Performance Rights $	Expense accounted for in 2021 $	Expense accounted for during the year $
Mr Stanley Sack	3,937,500	0.90	35,438	4,622	35,438

No Performance Rights were cancelled/forfeited during the years ended June 30, 2021 and June 30, 2022.

(c) Expenses arising from share-based payment transactions

Total expenses arising from share-based payment transactions recognised during the period as part of employee benefit expense were as follows:

	2022	2021	2020
	$	$	$
Kentgrove options issued	-	16,667	16,667
Performance rights issued	436,119	622,725	38,500
Reversal of forfeited Performance Rights	-	-	(81,984)
Options issued under employee option plan	1,389	75,186	12,375
Total expenses arising from share-based payments	437,508	714,578	(14,442)